Operating Assets and Liabilities - Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Insurance	$ 483	$ 329
Other	9	8
Total	$ 492	$ 337